10. INVENTORIES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
InventoriesLineItems [Line Items]
Finished goods	R$ 3,166.4	R$ 3,207.9
Work in process	156.7	172.8
Raw materials	1,220.1	900.8
Packaging materials	87.2	76.8
Secondary materials	324.9	265.3
Warehouse	247.4	205.7
Imports in transit	103.9	113.0
Other	11.4	6.7
(-) Provision	(327.1)	(127.4)	R$ (81.8)
Inventories	4,948.2	4,791.6
Provision For Adjustment to Realizable Value [Member]
InventoriesLineItems [Line Items]
(-) Provision	(253.7)	(93.5)	(20.0)
Provision For Deterioration [Member]
InventoriesLineItems [Line Items]
(-) Provision	(66.4)	(26.2)	(49.6)
Provision For Obsolescense [Member]
InventoriesLineItems [Line Items]
(-) Provision	(6.9)	(7.7)	R$ (12.2)
Adjustment to Present Value [Member]
InventoriesLineItems [Line Items]
(-) Provision	R$ (42.8)	R$ (30.1)